Provisions - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Current provisions	$ 107,491	$ 94,171
Potential liability in the form of fines and interest	259,300
Provision for closure of mining units and exploration projects at future value	336,000	254,200
Letter of credit	$ 101,200	171,800
Minimum
Provisions
Discount rate used to reflect time value of money for provisions	4.908%
Period Used To Reflect Time Value Of Money For Provisions	1 year
Maximum
Provisions
Discount rate used to reflect time value of money for provisions	6.905%
Period Used To Reflect Time Value Of Money For Provisions	15 years
Sociedads Minera Cerro Verde S.A.A.
Provisions
Other non-current provisions	$ 272,820	219,366
Sociedads Minera Cerro Verde S.A.A. | Provision for social commitments [Member]
Provisions
Other non-current provisions	9,983	7,303
Sociedads Minera Cerro Verde S.A.A. | Provision for remediation and mine closure [Member]
Provisions
Other non-current provisions	259,610	209,237
Future value of non current provisions	$ 579,800	$ 477,600
Annual risk free rate	4.13%	4.06%
Sociedads Minera Cerro Verde S.A.A. | La Joya [Member] | Irrigation Project [Member] | Provision for social commitments [Member]
Provisions
Other provisions	$ 4,300	$ 4,300
Sociedads Minera Cerro Verde S.A.A. | Alata-Congata Road [Member] | Repaving Project [Member] | Provision for social commitments [Member]
Provisions
Other provisions	6,100
Sociedads Minera Cerro Verde S.A.A. | Ministry of Energy and Mines [Member]
Provisions
Letter of credit	$ 107,900